Financial income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Financial income
Interest	€ 513	€ 472	€ 1,458	€ 970
Exchange differences	2,164	1,593	2,951	2,498
Fair value adjustment foreign currency swaps and forwards	219		493
Fair value adjustment synthetic warrants	(43)		508
Fair value adjustment prepayment option	(1)		58
Other	6	4	12	9
Total financial income	€ 2,858	€ 2,069	€ 5,480	€ 3,477